Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table (“PvP Table”) and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our named executive officers other than our PEO (collectively, the “Other NEOs”) as presented in the Summary Compensation Table, beginning on page 43, (ii) the compensation actually paid (“CAP”) to our PEO and Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, (iii) certain financial performance measures of the Company for the periods presented, and (iv) the relationship of the CAP to those financial performance measures.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On		Net Income (Dollars in thousands)	Adjusted EPS
					Company Total Shareholder Return(3)	Index Total Shareholder Return(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$1,447,593	$763,999	$1,221,370	$684,855	$69.31	$101.83	$55,435	$3.66
2021	1,743,163	2,270,639	1,467,329	1,880,164	101.61	150.65	90,954	4.54
2020	1,638,568	1,057,567	1,360,632	1,000,800	76.80	123.10	57,393	3.69

(1)	“PEO” refers to Eric P. Sills for each fiscal year presented (Columns (b) and (c)).

(2)	“Other NEOs” refers to James J. Burke, Dale Burks, Nathan R. Iles and Carmine J. Broccole for 2022 and 2021, and Lawrence I. Sills, James J. Burke, Dale Burks, Nathan R. Iles and Carmine J. Broccole for 2020 (Columns (d) and (e)).

With respect to Columns (c) and (e), assumptions made in the valuation of the equity awards added or subtracted in determining the amount of executive compensation actually paid for each of the fiscal years presented did not differ materially from those disclosed in determining the grant date fair value. For a discussion of the valuation assumptions, see Note 14 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

(3)	Columns (f) and (g) state the cumulative total shareholder return, assuming the reinvestment of dividends, on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index, respectively, as of the end of each fiscal year presented, calculated based on the value of a $100 investment in the Company’s Common Stock and the index on December 31, 2019. The S&P 1500 Auto Parts & Equipment Index is a combination of automotive parts and equipment companies within the S&P 400, the S&P 500 and the S&P 600. It is the same index used by the Company for purposes of satisfying Item 201 of Regulation S-K.

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes certain adjustments required by SEC rules to calculate the CAP for our PEO (Column (c)) from the SCT Total for our PEO (Column (b)) and the average CAP for our Other NEOs (Column (e)) from the average SCT Total for our Other NEOs (Column (d)).

	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$1,447,593	$1,221,370	$1,743,163	$1,467,329	$1,638,568	$1,360,632
(Deduct): Aggregate grant date fair value for stock awards included in SCT Total for the covered fiscal year.	(105,520)	(148,556)	(138,440)	(196,162)	(144,280)	(191,186)
Add: Fair value at covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at covered fiscal year end.	111,963	157,888	174,215	249,094	132,038	175,870
Add (Deduct): Change as of the covered fiscal year end (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at covered fiscal year end.	(625,514)	(484,055)	442,646	323,321	(478,062)	(266,325)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied during the covered fiscal year.	(64,523)	(61,792)	49,054	36,582	1,471	(9,065)
	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
(Deduct): Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.	—	—	—	—	(92,168)	(69,126)
CAP Amounts	$763,999	$684,855	$2,270,639	$1,880,164	$1,057,567	$1,000,800

*Amounts presented are averages for the Other NEOs as a group.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(2)	“Other NEOs” refers to James J. Burke, Dale Burks, Nathan R. Iles and Carmine J. Broccole for 2022 and 2021, and Lawrence I. Sills, James J. Burke, Dale Burks, Nathan R. Iles and Carmine J. Broccole for 2020 (Columns (d) and (e)).

With respect to Columns (c) and (e), assumptions made in the valuation of the equity awards added or subtracted in determining the amount of executive compensation actually paid for each of the fiscal years presented did not differ materially from those disclosed in determining the grant date fair value. For a discussion of the valuation assumptions, see Note 14 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Peer Group Issuers, Footnote [Text Block]
(3)	Columns (f) and (g) state the cumulative total shareholder return, assuming the reinvestment of dividends, on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index, respectively, as of the end of each fiscal year presented, calculated based on the value of a $100 investment in the Company’s Common Stock and the index on December 31, 2019. The S&P 1500 Auto Parts & Equipment Index is a combination of automotive parts and equipment companies within the S&P 400, the S&P 500 and the S&P 600. It is the same index used by the Company for purposes of satisfying Item 201 of Regulation S-K.

PEO Total Compensation Amount	$ 1,447,593	$ 1,743,163	$ 1,638,568
PEO Actually Paid Compensation Amount	$ 763,999	2,270,639	1,057,567
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes certain adjustments required by SEC rules to calculate the CAP for our PEO (Column (c)) from the SCT Total for our PEO (Column (b)) and the average CAP for our Other NEOs (Column (e)) from the average SCT Total for our Other NEOs (Column (d)).

	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$1,447,593	$1,221,370	$1,743,163	$1,467,329	$1,638,568	$1,360,632
(Deduct): Aggregate grant date fair value for stock awards included in SCT Total for the covered fiscal year.	(105,520)	(148,556)	(138,440)	(196,162)	(144,280)	(191,186)
Add: Fair value at covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at covered fiscal year end.	111,963	157,888	174,215	249,094	132,038	175,870
Add (Deduct): Change as of the covered fiscal year end (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at covered fiscal year end.	(625,514)	(484,055)	442,646	323,321	(478,062)	(266,325)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied during the covered fiscal year.	(64,523)	(61,792)	49,054	36,582	1,471	(9,065)
	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
(Deduct): Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.	—	—	—	—	(92,168)	(69,126)
CAP Amounts	$763,999	$684,855	$2,270,639	$1,880,164	$1,057,567	$1,000,800

*Amounts presented are averages for the Other NEOs as a group.

Non-PEO NEO Average Total Compensation Amount	$ 1,221,370	1,467,329	1,360,632
Non-PEO NEO Average Compensation Actually Paid Amount	$ 684,855	1,880,164	1,000,800
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))

The table below describes certain adjustments required by SEC rules to calculate the CAP for our PEO (Column (c)) from the SCT Total for our PEO (Column (b)) and the average CAP for our Other NEOs (Column (e)) from the average SCT Total for our Other NEOs (Column (d)).

	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Total	$1,447,593	$1,221,370	$1,743,163	$1,467,329	$1,638,568	$1,360,632
(Deduct): Aggregate grant date fair value for stock awards included in SCT Total for the covered fiscal year.	(105,520)	(148,556)	(138,440)	(196,162)	(144,280)	(191,186)
Add: Fair value at covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at covered fiscal year end.	111,963	157,888	174,215	249,094	132,038	175,870
Add (Deduct): Change as of the covered fiscal year end (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at covered fiscal year end.	(625,514)	(484,055)	442,646	323,321	(478,062)	(266,325)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied during the covered fiscal year.	(64,523)	(61,792)	49,054	36,582	1,471	(9,065)
	2022		2021		2020
Adjustments for Stock Awards	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
(Deduct): Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year.	—	—	—	—	(92,168)	(69,126)
CAP Amounts	$763,999	$684,855	$2,270,639	$1,880,164	$1,057,567	$1,000,800

*Amounts presented are averages for the Other NEOs as a group.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graphs show the relationships between the compensation actually paid (“CAP”) to our PEO and Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, and: (i) the Company’s Adjusted EPS (Column (i) of the PvP Table), (ii) the Company’s net income (Column (h) of the PvP Table), and (iii) the cumulative total shareholder return (“TSR”) on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index (Columns (f) and (g) of the PvP Table, respectively).

Compensation Actually Paid vs. Net Income [Text Block]

The following graphs show the relationships between the compensation actually paid (“CAP”) to our PEO and Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, and: (i) the Company’s Adjusted EPS (Column (i) of the PvP Table), (ii) the Company’s net income (Column (h) of the PvP Table), and (iii) the cumulative total shareholder return (“TSR”) on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index (Columns (f) and (g) of the PvP Table, respectively).

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graphs show the relationships between the compensation actually paid (“CAP”) to our PEO and Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, and: (i) the Company’s Adjusted EPS (Column (i) of the PvP Table), (ii) the Company’s net income (Column (h) of the PvP Table), and (iii) the cumulative total shareholder return (“TSR”) on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index (Columns (f) and (g) of the PvP Table, respectively).

Total Shareholder Return Vs Peer Group [Text Block]

The following graphs show the relationships between the compensation actually paid (“CAP”) to our PEO and Other NEOs, as calculated pursuant to Item 402(v) of Regulation S-K, and: (i) the Company’s Adjusted EPS (Column (i) of the PvP Table), (ii) the Company’s net income (Column (h) of the PvP Table), and (iii) the cumulative total shareholder return (“TSR”) on the Company’s Common Stock and the S&P 1500 Auto Parts & Equipment Index (Columns (f) and (g) of the PvP Table, respectively).

Tabular List [Table Text Block]

We use the following financial performance measures to link executive compensation to Company performance.

Financial Performance Measures

Adjusted EPS

Earnings from continuing operations before taxes, without special items

Business growth

Total Shareholder Return Amount	$ 69.31	101.61	76.8
Peer Group Total Shareholder Return Amount	101.83	150.65	123.1
Net Income (Loss)	$ 55,435,000	$ 90,954,000	$ 57,393,000
Company Selected Measure Amount | $ / shares	3.66	4.54	3.69
PEO Name	Eric P. Sills	Eric P. Sills	Eric P. Sills
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]

The measure “Adjusted EPS” is a financial measure calculated by dividing net earnings attributable to the Company by the weighted average common shares outstanding during the period, adjusted for significant, non-reoccurring and non-operational gains or losses to provide a view of the Company with respect to ongoing operating results. The measure is used in the calculation that determines achievement of a portion of the annual cash incentive award, representing approximately 70% of an executive’s total target cash incentive award in any year. Specifically, achievement of the award is based on the year-over-year percentage improvement in the three-year weighted average of our Adjusted EPS. The weighted average is computed by multiplying our Adjusted EPS for the most recently completed fiscal year by fifty percent (50%), and our Adjusted EPS for each of the two years immediately preceding the most recently completed fiscal year by twenty-five percent (25%). Year-over-year improvement of 500 basis points would result in the achievement of 100% of the target award amount, and each 700-basis point improvement thereafter would result in the achievement of an additional 100% of the target award amount. However, the award is capped at 200% of the target award amount, and any excess is carried forward into next year’s calculation, subject to risk of forfeiture depending upon the following year’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings from continuing operations before taxes, without special items
Non-GAAP Measure Description [Text Block]

The measure “earnings from continuing operations before taxes, without special items” is a financial measure used to determine achievement of our performance share awards, which have a three-year vesting period and performance target goals based on this measure at the end of a three-year period.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Business growth
Non-GAAP Measure Description [Text Block]

The measure “business growth” is a financial measure used to determine achievement of a portion of the annual cash incentive award that is based on MBO goals, which collectively represent approximately 30% of an executive’s total target cash incentive award in any year. The measure is based on the aggregate dollar value of new business awarded in any year, less business lost, in all three of our operating segments – Engineered Solutions, Vehicle Control and Temperature Control.

PEO [Member] | Aggregate Grant Date Fair Value for Stock Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (105,520)	$ (138,440)	$ (144,280)
PEO [Member] | Fair Value at Covered Fiscal Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	111,963	174,215	132,038
PEO [Member] | Change as of the Covered Fiscal Year End (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(625,514)	442,646	(478,062)
PEO [Member] | Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for which All Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,523)	49,054	1,471
PEO [Member] | Fair Value at the End of the Prior Fiscal Year of Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(92,168)
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value for Stock Awards Included in SCT Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(148,556)	(196,162)	(191,186)
Non-PEO NEO [Member] | Fair Value at Covered Fiscal Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,888	249,094	175,870
Non-PEO NEO [Member] | Change as of the Covered Fiscal Year End (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(484,055)	323,321	(266,325)
Non-PEO NEO [Member] | Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for which All Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,792)	36,582	(9,065)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Fiscal Year of Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (69,126)